Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of the fiscal year	$ 40,673,993	$ 37,605,799
Net deferred tax assets from Banco BMA SAU and its subsidiaries at the acquisition date	(145,235)
Loss for deferred taxes recognized in the statement of income	3,891,588	3,068,194
Net deferred tax liabilities at fiscal year end	$ 44,420,346	$ 40,673,993